34. Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of consolidated balances of transactions

The balances of transactions with Telecom Italia Group companies are as follows:

	Assets
	2020	2019
Telecom Italia Sparkle (1)	1,630	1,949
TI Sparkle (3)	1,915	2,007
TIM Brasil (8)	6,129	5,429
Other	1,044	1,035
Total	10,718	10,420

	Liabilities
	2020	2019

Telecom Italia S.p.A. (2)	75,317	80,825
Telecom Italia Sparkle (1)	10,576	6,531
TI Sparkle (3)	7,333	3,731
TIM Brasil (4)	6,145	6,056
Vivendi Group (5)	1,150	1,164
Gruppo Havas (6)	24,068	11,049
Other	2,797	2,467
Total	127,386	111,823

	Revenue
	2020	2019	2018

Telecom Italia S.p.A. (2)	1,197	775	858
Telecom Italia Sparkle (1)	2,994	5,371	5,809
TI Sparkle (3)	4,059	2,052	904
Total	8,250	8,198	7,571

	Cost/Expense
	2020	2019	2018

Telecom Italia S.p.A. (2)	110,407	93,188	62,976
Telecom Italia Sparkle (1)	27,485	24,914	30,123
TI Sparkle (3)	19,923	18,700	18,035
Vivendi Group (5)	1,207	1,386	9,439
Gruppo Havas (6)	207,682	264,318	301,752
Other	22,308	18,713	-
Total	389,012	421,219	422,325

(1) Amounts refer to roaming, Value-Added Services – VAS, transfer of means and international voice-wholesale.

(2) Amounts refer to international roaming, technical assistance and Value-Added Services-VAS.

On May 17, 2018, TIM Participações (incorporated by TIM S.A) and Telecom Italia signed a trademark license agreement formally granting TIM Participações and the company the right to use the “TIM” trademark by paying royalties in the amount of 0.5% of the company's net revenue. Payment is made quarterly.

(3) Amounts refer to link rental, EILD rental, media rental (submarine cable) and signaling service.

(4) mainly refer to judicial deposits made on account of labor causes and transfers of employees.

(5) The values refer to Value Added Services-VAS.

(6) From the values described above, in the result, they refer to advertising services, of which, R$ 195,117 (R$ 172,956 on December 31, 2019), are related to media transfers.